Offerings	May 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying rights included as part of units
Amount Registered | shares	575,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 5,750,000.00
Amount of Registration Fee	$ 794.08
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Reflects incremental shares to be registered as a result of the change in the terms of the rights from the right to receive one-fifth of one Class A ordinary share to the right to receive one-fourth of one Class A ordinary share.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one class A ordinary share, $0.0001 par value and one right to acquire one-fifth of one class A ordinary share
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Amount of Registration Fee	$ 15,881.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

The registrant previously registered 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Class A ordinary share and one right to acquire one-fifth of one Class A ordinary share.

In this Amendment No. 2 to the Registration Statement on Form S-1 (Registration No. 333-294978), the registrant has revised the terms of the units so that each unit consists of one Class A ordinary share, one redeemable warrant, and one right to acquire one-fourth of one Class A ordinary share.

Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the units
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying rights included as part of units
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 23,000,000.00
Amount of Registration Fee	$ 3,176.30
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.

Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 7
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative Shares
Amount Registered | shares	230,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 2,300,000.00
Amount of Registration Fee	$ 317.63
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.